Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Rising Dividends Funds Inc.))	0 Months Ended
Feb. 28, 2012
S&P 500 Index
Average Annual Return:
1 Year	2.11%
5 Years	(0.25%)
10 Years	2.92%
Russell 1000 Index
Average Annual Return:
1 Year	1.50%
5 Years	(0.02%)
10 Years	3.34%
Class A
Average Annual Return:
1 Year	(3.50%)
5 Years	0.03%
10 Years	3.63%
Inception Date	Apr. 30, 1980
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(3.68%)
5 Years	(1.06%)
10 Years	2.45%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(2.04%)
5 Years	(0.32%)
10 Years	2.77%
Class B
Average Annual Return:
1 Year	(3.58%)
5 Years	0.05%
10 Years	3.75%
Inception Date	Sep. 01, 1993
Class C
Average Annual Return:
1 Year	0.57%
5 Years	0.47%
10 Years	3.44%
Inception Date	Sep. 01, 1993
Class N
Average Annual Return:
1 Year	1.05%
5 Years	0.95%
10 Years	3.95%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	2.62%
5 Years	1.54%
10 Years	4.53%
Inception Date	Dec. 16, 1996